Shareholders' Equity (Schedule of Effects of Changes in Ownership Interests in Subsidiaries) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Shareholders' Equity
Net income attributable to Kubota Corporation	¥ 54,822	¥ 42,326	¥ 48,064
Increase in capital surplus for purchases of noncontrolling interests	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions		(206)
Net transfers to the noncontrolling interests	(102)	(3,909)
Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥ 54,720	¥ 38,417